Net Periodic Pension Cost Recognized (Detail) (Pension Plans, Defined Benefit, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 84,663	$ 87,676	$ 70,977
Interest cost	185,550	176,081	178,562
Expected return on plan assets	(201,845)	(200,303)	(177,559)
Amortization of prior service cost	14,016	12,636	13,974
Amortization of unrecognized actuarial loss	105,788	109,436	65,823
Amortization of initial net (asset)	(60)	(63)	(55)
Net periodic benefit cost	$ 188,112	$ 185,463	$ 151,722